Note Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Carrying Value of Note Payable
As of December 31, 2022 the carrying value of the note payable consists of the following:

December 31, 2022
Note payable, including End of Term Charge	$16,350
Debt discount, net of accretion	(1,074)

Note payable, net of discount, long-term	$15,276